Segment Information - Summarized financial information for the Company's segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Consolidated revenue	$ 203,003	$ 187,515
Total segment depreciation expense	826	691
Total segment amortization	2,516	2,487
Selling, general and administrative expense	83,365	41,898
Non-segment depreciation and amortization	3,341	3,178
Loss from operations	(45,858)	(8,197)
Operating segments
Segment Reporting Information
Consolidated revenue	203,003	187,515
Total segment direct costs	162,155	150,636
Total segment depreciation expense	783	947
Total segment amortization	2,516	2,076
Total segment operating income	37,549	33,856
Selling, general and administrative expense	83,365	41,898
Non-segment assets
Segment Reporting Information
Non-segment depreciation and amortization	42	155
Patient services | Operating segments
Segment Reporting Information
Consolidated revenue	124,074	116,817
Total segment direct costs	99,401	95,747
Total segment depreciation expense	659	940
Total segment amortization	2,305	1,863
Total segment operating income	21,709	18,267
Dispensary | Operating segments
Segment Reporting Information
Consolidated revenue	72,550	63,890
Total segment direct costs	62,102	53,907
Total segment depreciation expense	1	0
Total segment amortization	0	0
Total segment operating income	10,447	9,983
Clinical trials & other | Operating segments
Segment Reporting Information
Consolidated revenue	6,379	6,808
Total segment direct costs	652	982
Total segment depreciation expense	123	7
Total segment amortization	211	213
Total segment operating income	$ 5,393	$ 5,606